UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04661

Prudential Global Total Return Fund, Inc.

(f/k/a Dryden Global Total Return Fund, Inc.)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2010 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.5%
Australia 0.8%
		GE Capital Australia Funding, Gtd. Notes, M.T.N.,
AUD	1,240	6.000%, 4/15/15	$1,029,556

Brazil 1.8%
		Brazil Notas do Tesouro Nacional Serie F, Notes,
BRL	1,000	10.000%, 1/1/14	489,170
		Cia Energetica de Sao Paulo, Sr. Notes, M.T.N., 144A,
	2,850	9.750%, 1/15/15	1,784,568

			2,273,738

Colombia 0.2%
		Republic of Colombia,
COP	345,000	9.850%, 6/28/27	200,652

Denmark 0.8%
		Denmark Government Bond,
DKK	5,000	4.000%, 11/15/17	976,610

Eurobonds 11.1%
		Belgium Government Bond,
EUR	150	4.000%, 3/28/17	219,177
		Citigroup, Inc., Sub. Notes, M.T.N.,
	150	4.750%, 5/31/17(d)	191,350
		Deutsche Bundesrepublik,
	100	3.750%, 1/4/19	145,394
		Fortis Bank, Jr. Sub. Notes,
	300	6.500%, 9/29/49(d)	393,073
		French Government Bonds,
	410	4.000%, 10/25/38	558,557
	600	5.750%, 10/25/32	1,032,796
		Hellenic Republic Government Bonds,
	1,750	4.000%, 8/20/13	2,211,642
	1,150	5.500%, 8/20/14	1,518,021
		Italian Government Bonds,
	530	4.000%, 2/1/17	759,411
	1,625	6.000%, 5/1/31	2,612,992
		Portugal Obrigacoes do Tesouro OT,
	500	4.450%, 6/15/18	703,954
		Republic of Poland,
	1,600	5.625%, 6/20/18	2,406,967
		Spanish Government Bond,
	560	5.750%, 7/30/32	878,744

			13,632,078

Hungary 1.8%
		Hungary Government Bonds,
HUF	142,000	6.500%, 6/24/19	664,380
	200,000	6.750%, 2/24/17	959,949
	110,000	8.000%, 2/12/15	575,912

			2,200,241

Japan 6.3%
		Japan Government Twenty Year Bonds,
JPY	107,000	1.900%, 3/20/29	1,151,956
		Japanese Government Bonds,
	104,050	1.700%, 6/20/33	1,037,201
	79,000	2.100%, 9/20/24	909,152
	140,000	2.300%, 3/20/26	1,636,130
	83,250	2.500%, 9/20/37	968,171
		Japanese Government CPI Linked Bond,
	183,520	1.400%, 6/10/18	1,990,633

			7,693,243

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.000%, 5/15/15	265,598

Poland 0.2%
		Poland Government Bond,
PLN	925	5.500%, 10/25/19	302,995

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.750%, 5/5/14	456,443

Turkey 0.6%
		Turkey Government Bonds,
TRY	1,000	16.000%, 3/7/12	757,308

United Kingdom 3.4%
		International Nederland Bank NV, Sub. Notes, M.T.N.,
GBP	410	7.000%, 10/5/10	669,815
		QBE Insurance Group Ltd., Sr. Unsec’d. Notes,
	140	10.000%, 3/14/14	266,174
		United Kingdom Treasury Bonds,
	425	4.250%, 6/7/32	665,738
	1,220	4.750%, 12/7/30(b)	2,037,331
	190	4.750%, 12/7/38	321,723
	95	6.000%, 12/7/28	184,263

			4,145,044

United States 69.9%
Asset-Backed Securities 5.2%
		ARES CLO Funds (Cayman Islands),
		Ser. 2003-7AW, Class A1A, 144A,
USD	758	0.625%, 5/8/15(d)	727,889
		BA Credit Card Trust,
		Ser. 2006-A7, Class A7,
	459	0.273%, 12/15/16(d)	446,124
		Citibank Credit Card Issuance Trust,
		Ser. 2005-A3, Class A3,
	500	0.301%, 4/24/14(d)	497,023
		Ser. 2005-C2, Class C2
	500	0.701%, 3/24/17(d)	456,173
		Ser. 2005-C3, Class C3,
	300	0.643%, 7/15/14(d)	288,831
		Ser. 2006-C1, Class C1
	1,000	0.631%, 2/20/15(d)	950,488
		Katonah Ltd. (Cayman Islands),

	Ser. 7A, Class A2, 144A,
486	0.533%, 11/15/17(d)	443,100
	MBNA Credit Card Master Note Trust,
	Ser. 2002-C3, Class C3,
200	1.583%, 10/15/14(d)	196,515
	Ser. 2004-C2, Class C2,
1,000	1.133%, 11/15/16(d)	914,636
	Ser. 2005-A10, Class A10,
600	0.293%, 11/16/15(d)	588,732
	Ser. 2006-C1, Class C1,
200	0.653%, 7/15/15(d)	189,568
	Mountain Capital CLO Ltd. (Cayman Islands),
	Ser. 2004-3A, Class A1LA, 144A,
467	0.688%, 2/15/16(d)	443,806
	Railcar Leasing LLC,
	Ser. 1, Class A2, 144A,
193	7.125%, 1/15/13	203,805

		6,346,690

Bank Loans(c)(d) 3.8%
	Capital Safety Group Ltd.,
82	2.481%, 7/20/15	72,437
218	2.981%, 7/20/16	193,063
	Charter Communications Operating LLC, Term B, Refi.
340	2.260%, 3/6/14	316,058
	Davita, Inc.,
300	1.744%, 10/5/12	292,568
	Discovery Communications, Inc.,
119	5.250%, 5/14/14	120,192
	Enterprise Group Holdings LP,
294	2.493%, 11/8/14	289,345
	Fidelity National Information Services,
36	4.481%, 1/18/12	35,747
	First Data Corp.,
293	2.982%, 9/24/14	253,376
	Flextronics International Ltd.,
228	2.491%, 10/1/14	214,505
65	2.501%, 10/1/14	61,639
	Georgia Pacific,
134	2.256%, 12/20/12	131,615
	HCA, Inc.,
223	2.501%, 11/18/13	212,111
	Motorcity Casino,
163	8.500%, 7/13/12	160,219
	Mylan, Inc.,
192	3.551%, 10/2/14	189,359
	NRG Energy, Inc.,
146	0.151%, 2/1/13	141,516
249	1.996%, 2/1/13	240,560
	Pilot Travel Center LLC,
75	0.500%, 12/31/15	75,522
	PTS Acquisitions Corp.,
390	2.481%, 4/10/14	354,413
	Royalty Pharma Finance Trust,
657	2.501%, 4/16/13	645,333
	Sensata Technologies,
108	1.999%, 4/27/13	97,587
	Sungard Data System, Inc.,
7	1.981%, 2/28/14	6,387
169	3.898%, 2/28/16	165,693
	Sun Healthcare Group,

48	2.151%, 4/11/14	45,452
229	2.395%, 4/11/14	215,883
	Warner Chilcott Corp.,
59	5.500%, 10/30/14	59,533
30	5.750%, 4/30/15	29,763
65	5.750%, 4/30/15	65,478

		4,685,354

Commercial Mortgage Backed Securities 7.9%
	Commercial Mortgage Loan Trust,
	Ser. 2008-LS1, Class A2,
430	6.019%, 12/10/49(d)	446,238
	Credit Suisse Mortgage Capital Certificates,
	Ser. 2007-C5, Class A2,
650	5.589%, 9/15/40	658,185
	CS First Boston Mortgage Securities Corp.,
	Ser. 2005-C5, Class A4,
600	5.100%, 8/15/38(d)	608,002
	CW Capital Cobalt Ltd.,
	Ser. 2007-C3, Class A3,
400	5.820%, 5/15/46(d)	396,099
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 4/10/37(d)	592,674
	Ser. 2007-GG9, Class A2,
650	5.381%, 3/10/39	664,707
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
545	4.871%, 10/15/42	552,400
	Ser. 2005-LDP5, Class A4,
1,000	5.179%, 12/15/44(d)	1,025,376
	Ser. 2007-LD12, Class A2,
650	5.827%, 2/15/51	672,237
	LB-UBS Commercial Mortgage Trust,
	Ser. 2007-C6, Class A2,
1,995	5.845%, 7/15/40	2,053,505
	Merrill Lynch Mortgage Trust,
	Ser. 2008-C1, Class A2,
650	5.425%, 2/12/51	663,359
	Morgan Stanley Capital 1,
	Ser. 2005-IQ9, Class A4,
740	4.660%, 7/15/56	746,174
	Wachovia Bank Commercial Mortgage Trust,
	Ser. 2007-C34, Class A2,
650	5.569%, 5/15/46	670,706

		9,749,662

Corporate Bonds 35.2%
	Abbott Laboratories,
	Sr. Unsec’d. Notes,
150	6.000%, 4/1/39	159,684
	AES Corp. (The),
	Sr. Unsec’d. Notes,
250	8.000%, 10/15/17	251,875
	Affiliated Computer Services, Inc.,
	Sr. Unsec’d. Notes,
350	4.700%, 6/1/10	351,313
	Allergan, Inc.,
	Sr. Unsec’d. Notes,
150	5.750%, 4/1/16	166,776

	Allied World Insurance Holdings Ltd. (Bermuda),
	Sr. Unsec’d. Notes,
250	7.500%, 8/1/16	272,125
	Altria Group, Inc.,
	Gtd. Notes,
250	9.950%, 11/10/38	330,671
	American Express Co.,
	Sr. Unsec’d. Notes,
140	8.125%, 5/20/19	169,315
	American International Group, Inc.,
	Sr. Unsec’d. Notes, M.T.N.,
300	5.850%, 1/16/18	240,842
	Amphenol Corp.,
	Gtd. Notes,
250	4.750%, 11/15/14	255,775
	Anheuser-Busch InBev Worldwide, Inc.,
	Gtd. Notes, 144A,
250	4.125%, 1/15/15	256,887
225	8.000%, 11/15/39	284,826
	ArcelorMittal (Luxembourg),
	Sr. Unsec’d. Notes,
250	6.125%, 6/1/18	260,152
	Arrow Electronics, Inc.,
	Sr. Unsec’d. Notes,
350	6.000%, 4/1/20	359,069
	Ashtead Holdings PLC (United Kingdom), 144A,
	Sec’d. Notes,
400	8.625%, 8/1/15	400,000
	Axis Capital Holdings Ltd. (Bermuda),
	Sr. Unsec’d. Notes,
400	5.750%, 12/1/14	420,425
	BAE Systems Holdings, Inc.,
	Gtd. Notes, 144A,
125	6.375%, 6/1/19	137,580
	Ball Corp.,
	Gtd. Notes,
130	7.125%, 9/1/16	135,525
	Bank of America Corp.,
	Sub. Notes,
400	4.750%, 8/15/13	415,200
	Bear Stearns Cos., Inc., (The),
	Sr. Unsec’d. Notes,
200	7.250%, 2/1/18	229,356
	Blackstone Holdings Finance Co. LLC,
	Gtd. Notes, 144A,
135	6.625%, 8/15/19	135,895
	Block Financial LLC,
	Gtd. Notes,
750	7.875%, 1/15/13	857,532
	Blount, Inc.,
	Gtd. Notes,
300	8.875%, 8/1/12	306,000
	Boeing Co. (The),
	Sr. Unsec’d. Notes,
130	6.875%, 3/15/39	153,660
	British Telecommunications PLC (United Kingdom),
	Sr. Unsec’d. Notes,
500	9.125%, 12/15/10	536,007
	Cablevision Systems Corp.,
	Sr. Notes, 144A,
325	8.625%, 9/15/17	336,375
	Canadian Pacific Railway Co. (Canada),

	Sr. Unsec’d. Notes,
77	6.500%, 5/15/18	84,699
	Capital One Financial Corp.,
	Sub. Notes,
115	6.150%, 9/1/16	117,949
	CareFusion Corp.,
	Sr. Notes, 144A,
125	6.375%, 8/1/19	137,469
	Caterpillar Financial Services Corp.,
	Sr. Unsec’d. Notes, M.T.N.,
145	5.850%, 9/1/17	159,054
	CBS Corp., Gtd. Notes,
500	8.200%, 5/15/14	580,586
	CC Holdings GS V LLC/Crown Castle GS III Corp.,
	Sr. Sec’d. Notes, 144A,
300	7.750%, 5/1/17	323,250
	Cenovus Energy, Inc. (Canada),
	Sr. Notes, 144A,
225	6.750%, 11/15/39	250,016
	CenterPoint Energy Resources Corp.,
	Sr. Unsec’d. Notes,
200	6.625%, 11/1/37	215,120
	Chubb Corp.,
	Jr. Sub. Notes
140	6.375%, 3/29/67(d)	134,400
	Sr. Unsec’d. Notes,
100	6.500%, 5/15/38	112,228
	Citigroup, Inc.,
	Sr. Unsec’d. Notes,
600	6.500%, 8/19/13	648,101
110	8.125%, 7/15/39	124,737
	CMS Energy Corp.,
	Sr. Unsec’d. Notes,
400	8.500%, 4/15/11	424,390
	ConAgra Foods, Inc.,
	Sr. Unsec’d. Notes,
250	7.000%, 4/15/19	289,286
	Continental Airlines, Inc.,
	Pass-thru Certs.,
720	7.487%, 10/2/10	720,000
	Coventry Health Care, Inc.,
	Sr. Unsec’d. Notes,
360	6.125%, 1/15/15	359,454
	Covidien International Finance SA (Luxembourg),
	Gtd. Notes,
50	6.550%, 10/15/37	56,809
	CRH America, Inc.,
	Gtd. Notes,
500	5.625%, 9/30/11	527,578
110	8.125%, 7/15/18	130,037
	CVS Caremark Corp.,
	Sr. Unsec’d. Notes,
200	6.125%, 9/15/39	197,960
	Delta Air Lines, Inc.,
	Pass-Thru Certs.,
263	6.821%, 8/10/22	256,697
	Diageo Capital PLC (United Kingdom),
	Gtd. Notes,
255	5.200%, 1/30/13	276,169
	DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
	Gtd. Notes, 144A,
300	4.750%, 10/1/14	312,863

	Dow Chemical Co. (The),
	Sr. Unsec’d. Notes,
75	5.900%, 2/15/15	81,322
250	7.600%, 5/15/14	287,633
300	8.550%, 5/15/19	358,776
175	9.400%, 5/15/39	230,772
	Duke Energy Corp.,
	Sr. Unsec’d. Notes,
350	6.300%, 2/1/14	392,362
	Duke Energy Field Services LLC,
	Sr. Unsec’d. Notes,
440	7.875%, 8/16/10	456,243
	Duke Realty LP,
	Sr. Unsec’d. Notes,
600	5.625%, 8/15/11	624,811
	Embarq Corp.,
	Sr. Unsec’d. Notes
	(original cost $805,145; date purchased 08/11/06-01/12/2009)
850	7.082%, 6/1/16(c)(f)	943,547
	Enel Finance International SA (Luxembourg),
	Gtd. Notes, 144A,
300	6.000%, 10/7/39	299,639
	Energy Transfer Partners LP,
	Sr. Unsec’d. Notes,
100	9.000%, 4/15/19	123,278
	Erac USA Finance Co.,
	Sr. Unsec’d. Notes, 144A,
	(original cost $244,500; date purchased 05/08/09)
300	5.900%, 11/15/15(c)(f)	321,311
	Express Scripts, Inc.,
	Sr. Unsec’d. Notes,
300	6.250%, 6/15/14	336,220
	Felcor Lodging LP,
	Sr. Sec’d. Notes, 144A,
250	10.000%, 10/1/14	247,500
	GameStop Corp./GameStop, Inc.,
	Gtd. Notes,
250	8.000%, 10/1/12	256,250
	Gannett Co., Inc.,
	Sr. Unsec’d. Notes,
225	5.750%, 6/1/11	227,250
100	6.375%, 4/1/12	100,500
	Gaz Capital SA for Gazprom (Luxembourg),
	Sr. Unsec’d. Notes, 144A,
250	9.250%, 4/23/19	285,000
	Goldman Sachs Group, Inc. (The),
	Sr. Unsec’d. Notes,
190	6.250%, 9/1/17	204,535
	Sub. Notes,
300	6.750%, 10/1/37	296,630
	Harley-Davidson Funding Corp.,
	Gtd. Notes, 144A,
75	5.750%, 12/15/14	78,858
	HCA, Inc.,
	Sec’d. Notes, PIK,
210	9.625%, 11/15/16	222,600
	Hess Corp.,
	Sr. Unsec’d. Notes,
25	6.000%, 1/15/40	24,824
295	7.000%, 2/15/14	336,978
	Historic TW, Inc.,
	Gtd. Notes,

130	6.625%, 5/15/29	138,302
	Hospira, Inc.,
	Sr. Unsec’d. Notes,
150	5.550%, 3/30/12	161,070
	Hospitality Properties Trust,
	Sr. Unsec’d. Notes,
250	7.875%, 8/15/14	269,048
	HSBC Holdings PLC (United Kingdom),
	Sub. Notes,
225	6.500%, 9/15/37	235,381
150	6.800%, 6/1/38	163,199
	International Paper Co.,
	Sr. Unsec’d. Notes
75	7.300%, 11/15/39	80,870
150	7.500%, 8/15/21	170,275
	JPMorgan Chase & Co.,
	Sr. Unsec’d. Notes,
150	6.000%, 1/15/18	162,064
	Kinder Morgan Energy Partners LP,
	Sr. Unsec’d. Notes,
100	5.850%, 9/15/12	108,221
170	6.500%, 9/1/39	177,102
170	7.300%, 8/15/33	190,710
	Kraft Foods, Inc.,
	Sr. Unsec’d. Notes,
125	6.875%, 2/1/38	134,572
	Lehman Brothers Holdings, Inc.,
	Sr. Unsec’d. Notes, M.T.N.,
100	6.875%, 5/2/18(e)	22,000
	Lennar Corp., Gtd. Notes,
300	5.950%, 10/17/11	303,750
	Liberty Mutual Group, 144A,
	Sr. Unsec’d. Notes,
70	7.500%, 8/15/36	66,832
	Lincoln National Corp.,
	Sr. Unsec’d. Notes,
80	6.150%, 4/7/36	75,155
200	8.750%, 7/1/19	243,054
	Lloyds TSB Bank PLC (United Kingdom),
	Bank Gtd. Notes, 144A,
325	5.800%, 1/13/20	321,391
	Lorillard Tobacco Co.,
	Sr. Unsec’d. Notes,
200	8.125%, 6/23/19	219,457
	Masco Corp.,
	Sr. Unsec’d. Notes,
260	7.125%, 8/15/13	276,904
	Mead Johnson Nutrition Co.,
	Sr. Unsec’d. Notes, 144A,
125	3.500%, 11/1/14	125,213
	MeadWestvaco Corp.,
	Sr. Unsec’d. Notes,
450	7.375%, 9/1/19	499,336
	Merck & Co., Inc.,
	Gtd. Notes,
175	6.550%, 9/15/37	202,085
	Merrill Lynch & Co., Inc.,
	Sr. Unsec’d. Notes,
600	5.450%, 2/5/13	638,442
65	6.050%, 8/15/12, M.T.N.	70,228
	MetLife, Inc.,
	Sr. Unsec’d. Notes,

100	7.717%, 2/15/19	119,956
	Morgan Stanley,
	Sr. Unsec’d. Notes, M.T.N.,
170	5.625%, 9/23/19	171,582
	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	Bank Gtd. Notes,
120	6.346%, 7/29/49(d)	116,151
	Newmont Mining Corp.,
	Gtd. Notes,
200	6.250%, 10/1/39	201,411
	News America, Inc.,
	Gtd. Notes, 144A,
545	6.900%, 8/15/39	603,169
	North American Energy Alliance LLC / North American Energy Alliance Finance Corp.,
	Sr. Sec’d. Notes, 144A,
	(original cost $146,609; date purchased 9/22/09)
150	10.875%, 6/1/16(f)	161,250
	Northwest Pipeline GP,
	Sr. Unsec’d. Notes,
75	6.050%, 6/15/18	82,428
	Oncor Electric Delivery Co.,
	First Mtge. Bonds,
105	6.800%, 9/1/18	117,977
	Orion Power Holdings, Inc.,
	Sr. Unsec’d. Notes,
515	12.000%, 5/1/10	521,438
	Peco Energy Co.,
	First. Ref. Mtge.,
100	5.350%, 3/1/18	106,683
	PepsiAmericas, Inc.,
	Sr. Unsec’d. Notes,
100	4.375%, 2/15/14	106,118
	Philip Morris International, Inc.,
	Sr. Unsec’d. Notes,
300	4.875%, 5/16/13	322,948
	Pioneer Natural Resources Co.,
	Sr. Unsec’d. Notes,
200	6.875%, 5/1/18	196,478
	Progressive Corp, (The),
	Jr. Sub. Notes,
100	6.700%, 6/15/37(d)	92,000
	ProLogis,
	Sr. Unsec’d. Notes,
175	7.375%, 10/30/19	181,332
	Public Service Co. of New Mexico,
	Sr. Unsec’d. Notes,
50	7.950%, 5/15/18	52,846
	Qwest Capital Funding, Inc.,
	Gtd. Notes,
100	7.250%, 2/15/11	101,750
	Qwest Corp., Sr. Unsec’d. Notes,
250	7.875%, 9/1/11	261,875
200	8.375%, 5/1/16	219,000
200	8.875%, 3/15/12	214,750
	Rainbow National Services LLC,
	Gtd. Notes, 144A,
190	10.375%, 9/1/14	200,450
	Ralcorp Holdings, Inc.,
	Sr.Notes, 144A,
250	6.625%, 8/15/39	247,911
	Realogy Corp.,
	Gtd. Notes, PIK,

261	11.000%, 4/15/14	215,405
	Reynolds American, Inc.,
	Gtd. Notes,
300	6.750%, 6/15/17	319,860
	Rogers Communications, Inc. (Canada),
	Gtd. Notes,
45	6.800%, 8/15/18	51,176
	Royal Bank of Scotland Group PLC (United Kingdom),
	Sr. Unsec’d. Notes,
150	6.400%, 10/21/19	154,252
	R.R. Donnelley & Sons Co.,
	Sr. Unsec’d. Notes,
600	4.950%, 4/1/14	604,220
450	8.600%, 8/15/16	503,679
	Sealed Air Corp.,
	Sr. Unsec’d. Notes, 144A,
600	5.625%, 7/15/13	618,067
	Senior Housing Properties Trust,
	Sr. Unsec’d. Notes,
250	7.875%, 4/15/15	250,000
50	8.625%, 1/15/12	51,875
	Service Corp. International,
	Sr. Unsec’d. Notes,
250	7.000%, 6/15/17	246,875
	Simon Property Group LP,
	Sr. Unsec’d. Notes,
200	4.200%, 2/1/15	203,222
350	5.300%, 5/30/13	374,483
	SLM Corp.,
	Sr. Unsec’d. Notes, M.T.N.,
510	5.050%, 11/14/14	450,056
225	8.450%, 6/15/18	220,500
	Sprint Capital Corp.,
	Gtd. Notes,
240	7.625%, 1/30/11	243,300
150	8.375%, 3/15/12	152,625
	Starwood Hotels & Resorts Worldwide, Inc.,
	Gtd. Notes,
300	7.875%, 5/1/12	319,500
	Sumitomo Mitsui Banking Corp. (Japan), Sub. Notes, 144A,
	Gtd. Notes,
800	5.625%, 7/29/49(d)	825,022
	SunGard Data Systems, Inc.,
	Gtd. Notes,
250	10.250%, 8/15/15	259,375
	SunTrust Banks, Inc.,
	Sr. Unsec’d. Notes,
300	5.250%, 11/5/12	317,066
	Target Corp.,
	Sr. Unsec’d. Notes,
250	7.000%, 1/15/38	287,831
	Teachers Insurance & Annuity Association of America,
	Notes, 144A,
210	6.850%, 12/16/39	226,332
	Teck Resources Ltd. (Canada),
	Sr. Sec’d. Notes,
50	10.250%, 5/15/16	57,125
150	10.750%, 5/15/19	176,625
	Textron, Inc.,
	Sr. Unsec’d. Notes,
100	5.600%, 12/1/17	98,189
200	7.250%, 10/1/19	218,304

	Time Warner Cable, Inc.,
	Gtd. Notes,
195	6.750%, 7/1/18	217,210
300	8.750%, 2/14/19	371,099
	Time Warner Cos., Inc.,
	Gtd. Notes,
99	6.950%, 1/15/28	108,579
	Toll Brothers Finance Corp.,
	Gtd. Notes,
420	5.150%, 5/15/15	405,320
	TransAlta Corp. (Canada),
	Sr. Unsec’d. Notes,
200	6.650%, 5/15/18	216,652
	Travelers Cos, Inc. (The),
	Jr. Sub. Notes,
110	6.250%, 3/15/37(d)	103,439
	Tyson Foods, Inc.,
	Gtd. Notes,
90	7.850%, 4/1/16	94,500
	United Airlines, Inc.,
	Pass-Thru Certs.,
133	6.636%, 7/2/22	115,082
	United States Steel Corp.,
	Sr. Unsec’d. Notes,
200	5.650%, 6/1/13	199,593
	UnitedHealth Group, Inc.,
	Sr. Unsec’d. Notes,
235	6.625%, 11/15/37	254,043
	Unum Group,
	Sr. Unsec’d. Notes,
245	7.125%, 9/30/16	262,638
	USB Capital XIII Trust,
	Ltd. Gtd.,
150	6.625%, 12/15/39	148,539
	Vale Overseas Ltd. (Cayman Islands),
	Gtd. Notes,
80	6.875%, 11/21/36	82,349
125	6.875%, 11/10/39	127,642
	Verizon Communications, Inc.,
	Sr. Unsec’d. Notes,
85	6.400%, 2/15/38	89,014
175	8.950%, 3/1/39	238,614
	Viacom, Inc.,
	Sr. Unsec’d. Notes,
150	4.250%, 9/15/15	154,544
55	4.375%, 9/15/14	57,396
75	6.750%, 10/5/37	80,541
90	6.875%, 4/30/36	97,468
	Vivendi SA (France),
	Sr. Unsec’d. Notes, 144A,
150	5.750%, 4/4/13	162,286
	Wachovia Bank NA,
	Sub. Notes,
250	6.600%, 1/15/38	264,596
	Watson Pharmaceuticals, Inc.,
	Sr. Unsec’d. Notes,
200	5.000%, 8/15/14	208,974
	WEA Finance LLC / WT Finance Aust. Pty Ltd.,
	Gtd. Notes, 144A,
200	5.750%, 9/2/15	214,676
	Williams Cos., Inc.,
	Sr. Unsec’d. Notes,

300	7.875%, 9/1/21	363,023
	Windstream Corp.,
	Gtd. Notes, 144A,
125	7.875%, 11/1/17	123,438
	Wyeth,
	Gtd. Notes,
90	6.500%, 2/1/34	99,856
	Sr. Unsec’d. Notes,
70	6.450%, 2/1/24	78,326
	Xerox Corp.,
	Sr. Unsec’d. Notes,
225	4.250%, 2/15/15	228,997
	XL Capital Finance Europe PLC (United Kingdom),
	Gtd. Notes,
600	6.500%, 1/15/12	636,518

		43,302,636

Emerging Market Bonds 1.7%
	Empresa Nacional de Electricidad SA (Chile),
	Unsub. Notes,
260	8.350%, 8/1/13	303,300
	Export-Import Bank of Korea (South Korea),
	Sr. Unsec’d. Notes,
240	5.875%, 1/14/15	257,694
100	8.125%, 1/21/14	115,952
	Gaz Capital SA (Luxembourg),
	Sr. Unsec’d. Notes,
500	9.250%, 4/23/19	570,000
	Gazprom International SA (Luxembourg),
	Gtd. Notes,
453	7.201%, 2/1/20	465,380
	RSHB Capital SA for OJSC Russian Agricultural Bank,
	Sec’d. Notes, 144A,
380	7.125%, 1/14/14	405,232

		2,117,558

Municipal Bonds 1.7%
	California St. Build America Bonds. G.O.,
300	7.300%, 10/1/39	284,490
	California St. Build America Bonds. Txb. Var. Purp. G.O.,
200	7.500%, 4/1/34	197,336
	Chicago Ill. Brd. Ed. Build America Bonds. Taxable. Ser. E
100	6.138%, 12/1/39	102,036
	Dallas, Tex. Area Rapid Tran. Sales. Tax. Rev.,
500	5.999%, 12/1/44	521,500
	New Jersey St. Tpk. Auth. Tpk. Rev. Build America. Bds. Taxable. Ser. F. Issuer
	Subsidy. Rev.,
100	7.414%, 1/1/40	117,036
	Salt River Proj. Ariz. Agric. Impt. & Pwr. Elec. Sys. Rev., Ser. A,
250	5.000%, 1/1/39	257,795
	University Calif. Rev. Build America Bonds,
150	5.770%, 5/15/43	149,985
	University Tex. Perm. Univ. Build America Bonds.
250	5.262%, 7/1/39	242,598
	Utah St. Build America Bonds, Ser. D, G.O.,
150	4.554%, 7/1/24	151,802

		2,024,578

Residential Mortgage-Backed Securities 6.2%
	ACE Securities Corp.,
	Ser. 2004-FM1, Class M1,
414	1.131%, 9/25/33(d)	330,407
	Ameriquest Mortgage Securities, Inc.,
	Ser. 2004-R8, Class M1,
400	0.871%, 9/25/34(d)	298,980
	Chase Funding Loan Acquisition Trust,
	Ser. 2004-AQ1, Class A2,
327	0.631%, 5/25/34(d)	286,383
	Citigroup Mortgage Loan Trust, Inc.,
	Ser. 2004-OPT1, Class A2,
367	0.591%, 10/25/34(d)	323,531
	Countrywide Asset-Backed Certificates,
	Ser. 2002-5, Class MV1,
405	1.731%, 3/25/33(d)	331,825
	Fremont Home Loan Trust,
	Ser. 2004-1, Class M1,
421	0.906%, 2/25/34(d)	336,824
	GSAMP Trust,
	Ser. 2004-FM1, Class M1,
361	1.206%, 11/25/33(d)	302,577
	HFC Home Equity Loan Asset Backed Certificates,
	Ser. 2007-2, Class A4,
400	0.531%, 7/20/36(d)	276,560
	Home Equity Asset Trust,
	Ser. 2004-3, Class M1,
616	1.086%, 8/25/34(d)	457,032
	Ser. 2005-5, Class 2A2,
230	0.481%, 11/25/35(d)	222,498
	Long Beach Mortgage Loan Trust,
	Ser. 2004-3, Class M1,
600	0.801%, 7/25/34(d)	454,481
	Mastr Asset Backed Securities Trust,
	Ser. 2004-OPT2, Class A1,
375	0.581%, 9/25/34(d)	312,619
	Morgan Stanley ABS Capital I,
	Ser. 2003-NC8, Class M1,
482	1.281%, 9/25/33(d)	362,323
	Ser. 2004-NC1, Class M1,
505	0.931%, 12/27/33(d)	408,994
	Ser. 2004-OP1, Class M1,
437	0.811%, 11/25/34(d)	334,327
	Ser. 2004-WMC1, Class M1,
814	1.161%, 6/25/34(d)	593,190
	Ser. 2004-WMC2, Class M1,
390	1.146%, 7/25/34(d)	302,354
	Morgan Stanley Dean Witter Capital I,
	Ser. 2002-AM3, Class A3,
383	1.211%, 2/25/33(d)	305,058
	New Century Home Equity Loan Trust,
	Ser. 2003-4, Class M1,
586	1.356%, 10/25/33(d)	451,841
	Option One Mortgage Loan Trust,
	Ser. 2003-6, Class A2,
395	0.561%, 11/25/33(d)	315,559
	Popular ABS Mortgage Pass-Through Trust,
	Ser. 2004-4, Class M1,
230	5.181%, 9/25/34	178,233
	Saxon Asset Securities Trust,
	Ser. 2004-2, Class MF1,
241	5.500%, 8/25/35	142,468
	Structured Asset Investment Loan Trust,

		Ser. 2004-8, Class A8,
	376	0.731%, 9/25/34(d)	302,558

			7,630,622

Sovereign Bonds 4.7%
		Republic of Colombia,
	1,000	10.000%, 1/23/12	1,147,499
		Republic of Panama,
	1,000	7.125%, 1/29/26	1,112,499
	300	7.250%, 3/15/15	340,500
		Republic of Poland,
	650	6.375%, 7/15/19	703,254
		Republic of Qatar, 144A,
	215	6.400%, 1/20/40	213,388
		Republic of Russia,
	851	7.500%, 3/31/30	957,123
		Republic of South Africa,
	1,000	7.375%, 4/25/12	1,094,999
		Republic of Venezuela,
	300	9.250%, 9/15/27	225,750

			5,795,012

Structured Note 0.2%
		Dow Jones CDX HY, Series 5-T3, 144A,
	220	8.250%, 12/29/10	232,626

United States Government Obligations 3.3%
		United States Treasury Bonds,
	70	4.375%, 11/15/39	68,469
	1,225	4.500%, 8/15/39(g)	1,223,468
		United States Treasury Notes,
	490	1.000%, 12/31/11	491,952
	120	1.375%, 1/15/13	120,019
	1,155	2.625%, 12/31/14(b)	1,171,874
	1,025	3.375%, 11/15/19	1,005,299

			4,081,081

		Total United States Investments	85,965,819

		Total long-term investments (cost $112,574,951)	119,899,325

Shares
SHORT-TERM INVESTMENTS 1.1%
Affiliated Money Market Mutual Fund 0.4%
	517,349	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $517,349)	517,349

Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* 0.7%

Put Options
USD	2,579	United States Dollar/Romanian New Lei, expiring 03/05/10 @ 2.9275	29,835

3,783	United States Dollar/New Turkish Lira, expiring 10/22/10 @ 1.5655	184,574
3,152	United States Dollar/Russian Rouble, expiring 10/21/10 @ 31.06	153,286
1,261	United States Dollar/Brazilian Real, expiring 10/27/10 @1.870	36,444
1,261	United States Dollar/South African Rand, expiring 11/02/10 @ 8.4395	132,910
1,976	United States Dollar/Romanian New Lei, expiring 12/02/10 @ 3.039	101,182
2,499	United States Dollar/Brazilian Real, expiring 01/26/11 @2.0015	161,478

	Total options purchased (i) (cost $1,061,024)	799,709

	Total short-term investments (cost $1,578,373)	1,317,058

	Total Investments 98.6% (cost $114,153,324)(h)	121,216,383

	Other assets in excess of liabilities(j)(k) 1.4%	1,723,224

	Net Assets 100.0%	$122,939,607

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

CPI—Consumer Price Index

G.O.—General Obligation

M.T.N.—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2010.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,196,254. The aggregate market value of $1,426,108 is approximately 1.2% of net assets.
(g)	Security segregated as collateral for swap contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$115,009,758	$8,252,907	$(2,046,282)	$6,206,625

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums.

(i)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.
(j)	As of January 31, 2010, 1 security representing $443,806 and 0.4% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, credit default swaps and interest rate swap agreements of:

Open futures contracts outstanding as of January 31, 2010:

Number of Contracts	Types	Expiration Date	Value at January 31, 2010	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13	JPN 10 Yr. Bond	Mar. 10	$20,092,284	$20,055,905	$36,379
7	Long Gilt	Mar. 10	1,294,170	1,315,073	(20,903)
28	Euro-Buxl 30 YR	Mar. 10	3,882,979	3,832,237	50,742
17	CAN 10 Yr. Bond	Mar. 10	1,920,758	1,915,194	5,564
27	Euro-Bund	Mar. 10	4,618,795	4,607,919	10,876
37	Euro-Schatz	Mar. 10	5,567,904	5,554,429	13,475
76	Euro-BOBL	Mar. 10	12,356,164	12,274,902	81,262
37	U.S. Treasury 2 Yr. Notes	Mar. 10	8,064,266	8,028,485	35,781
4	U.S. Ultra Bond	Mar. 10	497,500	492,099	5,401
	Short Positions:
76	CBT Long Bond	Mar. 10	9,029,750	9,118,750	89,000
31	U.S. Treasury 10 Yr. Notes	Mar. 10	3,662,844	3,649,853	(12,991)
62	U.S. Treasury 5 Yr. Notes	Mar. 10	7,220,578	7,240,515	19,937

					$314,523

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Forward foreign currency exchange contracts outstanding as of January 31, 2010:

Purchase Contracts	Counterparty		Notional Amount	Value at Settlement Date Payable	Value at January 31, 2010	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/19/10	Citibank NA	AUD	1,359,349	$1,250,109	$1,200,318	$(49,791)
Expiring 02/19/10	JPMorgan Chase & Co.	AUD	454,568	408,800	401,388	(7,412)
Brazilian Real,
Expiring 02/09/10	Citibank NA	BRL	2,331,900	1,328,037	1,235,250	(92,787)
Expiring 02/09/10	UBS AG	BRL	1,126,230	651,000	596,585	(54,415)
Expiring 02/02/10	UBS AG	BRL	2,053,465	1,117,228	1,089,371	(27,857)
Expiring 02/02/10	UBS AG	BRL	2,308,598	1,103,800	1,224,720	120,920
Expiring 04/28/10	UBS AG	BRL	2,308,598	1,211,990	1,204,836	(7,154)
Canadian Dollar,
Expiring 02/18/10	Citibank NA	CAD	4,367,304	4,251,279	4,084,364	(166,915)
Chilean Peso,
Expiring 02/04/10	UBS AG	CLP	103,601,015	196,788	197,689	901
Expiring 02/04/10	UBS AG	CLP	126,692,670	252,200	241,752	(10,448)
Expiring 02/04/10	UBS AG	CLP	263,862,420	536,213	503,497	(32,716)
Expiring 02/04/10	Citigroup	CLP	124,076,680	249,200	236,761	(12,439)
Expiring 02/04/10	Citibank NA	CLP	122,784,350	248,300	234,295	(14,005)
Chinese Yuan Renminbi,
Expiring 05/04/10	UBS AG	CNY	3,960,514	582,900	579,904	(2,996)
Expiring 10/27/10	UBS AG	CNY	1,672,716	252,200	245,130	(7,070)
Colombian Peso,
Expiring 02/25/10	UBS AG	COP	426,186,350	215,300	214,376	(924)
Expiring 02/25/10	UBS AG	COP	1,111,269,400	550,542	558,980	8,438
Expiring 02/25/10	UBS AG	COP	644,212,800	323,400	324,046	646
Expiring 02/25/10	UBS AG	COP	493,369,800	247,800	248,170	370
Expiring 02/25/10	Citigroup	COP	489,213,075	248,300	246,079	(2,221)
Czech Koruna,
Expiring 02/22/10	Goldman Sachs Group LP	CZK	23,226,992	1,280,747	1,228,172	(52,575)
Euro,
Expiring 02/10/10	UBS AG	EUR	345,001	520,200	478,334	(41,866)
Expiring 02/23/10	Morgan Stanley	EUR	12,621,254	17,792,055	17,498,451	(293,604)
Expiring 02/22/10	Citibank NA	EUR	639,200	899,908	886,206	(13,702)
Expiring 02/01/10	The Bank of New York Mello	EUR	1,879	2,625	2,605	(20)
Indian Rupee,
Expiring 03/29/10	UBS AG	INR	15,920,816	339,535	343,236	3,701
Expiring 03/29/10	Citibank NA	INR	53,796,853	1,155,183	1,159,803	4,620
Expiring 04/06/10	Goldman Sachs Group LP	INR	17,149,520	370,400	369,433	(967)
Indonesian Rupiah,
Expiring 03/15/10	UBS AG	IDR	5,531,146,960	581,614	586,993	5,379
Expiring 04/06/10	UBS AG	IDR	3,436,089,200	368,600	362,995	(5,605)
Expiring 04/06/10	Citibank NA	IDR	2,305,100,000	249,200	243,515	(5,685)
Expiring 04/06/10	UBS AG	IDR	3,956,331,600	421,200	417,955	(3,245)
Japanese Yen,
Expiring 02/23/10	Morgan Stanley	JPY	2,499,173,215	27,421,947	27,688,972	267,025
Expiring 02/23/10	UBS AG	JPY	89,088,987	991,100	987,039	(4,061)
Expiring 02/23/10	JPMorgan Chase & Co.	JPY	112,167,732	1,248,285	1,242,735	(5,550)
Expiring 02/23/10	UBS AG	JPY	44,626,980	495,814	494,434	(1,380)
Expiring 02/23/10	Morgan Stanley	JPY	55,836,189	624,900	618,623	(6,277)
Expiring 02/23/10	Goldman Sachs Group LP	JPY	111,667,667	1,240,649	1,237,194	(3,455)
Malaysian Ringgit,
Expiring 03/22/10	UBS AG	MYR	2,907,459	845,142	850,321	5,179
Expiring 03/22/10	UBS AG	MYR	1,055,880	315,000	308,805	(6,195)
Mexican Nuevo Peso,
Expiring 02/18/10	UBS AG	MXN	22,076,107	1,724,630	1,684,534	(40,096)
Expiring 02/03/10	UBS AG	MXN	14,970,287	1,103,800	1,144,151	40,351
Expiring 02/26/10	UBS AG	MXN	14,970,287	1,146,270	1,141,343	(4,927)

Norwegian Krone,
Expiring 02/22/10	UBS AG	NOK	13,352,242	2,333,460	2,252,185	(81,275)
New Taiwan Dollar,
Expiring 04/06/10	UBS AG	TWD	13,423,721	429,700	422,948	(6,752)
New Turkish Lira,
Expiring 02/26/10	Citibank NA	TRY	208,644	139,087	138,828	(259)
Expiring 02/01/10	JPMorgan Chase & Co.	TRY	1,892,675	1,264,122	1,264,523	401
Expiring 02/01/10	UBS AG	TRY	1,799,746	1,103,800	1,202,436	98,636
Expiring 02/26/10	UBS AG	TRY	1,799,746	1,206,264	1,197,516	(8,748)
New Zealand Dollar,
Expiring 02/19/10	UBS AG	NZD	1,228,277	903,361	860,831	(42,530)
Peruvian Nuevo Sol,
Expiring 03/15/10	UBS AG	PEN	523,945	182,109	183,116	1,007
Philippine Peso,
Expiring 04/05/10	Citibank NA	PHP	53,817,941	1,166,279	1,148,203	(18,076)
Polish New Zloty,
Expiring 02/22/10	Citibank NA	PLN	888,561	316,677	303,766	(12,911)
Expiring 02/22/10	Citibank NA	PLN	6,071,062	2,154,693	2,075,470	(79,223)
Expiring 02/22/10	Citibank NA	PLN	1,310,238	451,464	447,922	(3,542)
Pound Sterling,
Expiring 02/23/10	Citibank NA	GBP	307,900	504,257	492,097	(12,160)
Expiring 02/23/10	Citibank NA	GBP	2,419,487	3,937,524	3,866,913	(70,611)
Romanian New Lei,
Expiring 02/22/10	Citibank NA	RON	519,619	178,981	174,576	(4,405)
Expiring 02/22/10	Citibank NA		1,324,008	449,618	444,825	(4,793)
Russian Rouble,
Expiring 02/17/10	UBS AG	RUB	2,759,798	71,112	90,670	19,558
Expiring 02/17/10	UMB Bank and Trust	RUB	9,721,566	305,700	319,389	13,689
Expiring 02/17/10	UBS AG	RUB	17,145,197	565,059	563,283	(1,776)
Expiring 02/10/10	UBS AG	RUB	9,609,372	327,900	315,991	(11,909)
Expiring 02/10/10	UBS AG	RUB	18,409,879	613,900	605,383	(8,517)
Singapore Dollar,
Expiring 02/19/10	Morgan Stanley	SGD	1,977,867	1,421,057	1,406,287	(14,770)
Expiring 02/19/10	Citibank NA	SGD	874,403	624,600	621,711	(2,889)
South African Rand,
Expiring 02/02/10	UBS AG	ZAR	4,972,020	589,927	652,175	62,248
Expiring 02/02/10	UBS AG	ZAR	9,147,191	1,103,800	1,199,828	96,028
Expiring 02/26/10	UBS AG	ZAR	9,147,191	1,207,550	1,194,232	(13,318)
South Korean Won,
Expiring 02/04/10	UBS AG	KRW	648,952,405	543,038	558,538	15,500
Expiring 02/04/10	UBS AG	KRW	299,416,884	252,200	257,701	5,501
Expiring 02/04/10	UBS AG	KRW	304,542,760	263,500	262,113	(1,387)
Expiring 02/04/10	Morgan Stanley	KRW	948,193,896	821,872	814,665	(7,207)
Swedish Krona,
Expiring 02/22/10	Goldman Sachs Group LP	SEK	9,684,606	1,366,409	1,310,753	(55,656)
Expiring 02/22/10	JPMorgan Chase & Co.	SEK	2,982,658	408,800	403,685	(5,115)
Swiss Franc,
Expiring 02/22/10	Morgan Stanley	CHF	945,810	914,530	891,771	(22,759)
Expiring 02/22/10	Goldman Sachs Group LP	CHF	324,166	311,335	305,645	(5,690)

				$104,797,875	$104,093,335	$(704,540)

Sales Contracts	Counterparty		Notional Amount	Value at Settlement Date Receivable	Value at January 31, 2010	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 02/02/10	UBS AG	BRL	1,249,440	$600,000	$662,833	$(62,833)
Expiring 10/29/10	UBS AG	BRL	1,179,035	630,500	603,149	27,351
Expiring 02/09/10	UBS AG	BRL	2,873,058	1,640,341	1,521,912	118,429
Expiring 02/02/10	UBS AG	BRL	804,025	448,900	426,538	22,362
Expiring 02/09/10	Citibank NA	BRL	1,218,290	678,147	645,351	32,796
Expiring 02/09/10	Citibank NA	BRL	872,625	496,600	462,246	34,354
Expiring 02/09/10	UBS AG	BRL	302,399	165,200	160,186	5,014
Expiring 04/28/10	Citibank NA	BRL	2,500,001	1,330,000	1,304,727	25,273
Expiring 04/28/10	UBS AG	BRL	2,053,465	1,098,403	1,071,684	26,719
Expiring 02/09/10	UBS AG	BRL	477,304	256,000	252,837	3,163
Expiring 02/02/10	UBS AG	BRL	2,308,598	1,231,384	1,224,720	6,664
British Pound,
Expiring 02/23/10	UBS AG	GBP	310,000	495,814	495,453	361
Chilean Peso,
Expiring 02/04/10	Citibank NA	CLP	127,280,160	257,600	242,873	14,727
Expiring 02/04/10	UBS AG	CLP	226,907,775	449,100	432,981	16,119
Expiring 02/04/10	UBS AG	CLP	189,839,600	373,700	362,248	11,452
Expiring 02/04/10	UBS AG	CLP	196,989,600	378,724	375,892	2,832
Colombian Peso,
Expiring 02/25/10	UBS AG	COP	657,767,400	327,900	330,864	(2,964)
Expiring 02/25/10	UBS AG	COP	763,215,000	372,300	383,905	(11,605)
Expiring 02/25/10	UBS AG	COP	541,387,200	262,300	272,323	(10,023)
Expiring 02/25/10	UBS AG	COP	996,500,000	500,000	501,250	(1,250)
Czech Koruna,
Expiring 02/22/10	Citibank NA	CZK	23,237,207	1,238,700	1,228,712	9,988
Danish Krone,
Expiring 02/22/10	UBS AG	DKK	665,170	127,400	123,838	3,562
Euro,
Expiring 02/17/10	UBS AG	EUR	50,900	71,112	70,570	542
Expiring 02/17/10	UBS AG	EUR	382,791	565,059	530,719	34,340
Expiring 02/22/10	Citibank NA	EUR	220,400	316,677	305,569	11,108
Expiring 02/23/10	JPMorgan Chase & Co.	EUR	644,500	920,147	893,553	26,594
Expiring 03/22/10	UBS AG	EUR	220,486	315,000	305,666	9,334
Expiring 02/23/10	UBS AG	EUR	444,903	629,000	616,826	12,174
Expiring 02/23/10	UBS AG	EUR	909,658	1,282,500	1,261,175	21,325
Expiring 02/23/10	UBS AG	EUR	887,889	1,249,500	1,230,994	18,506
Expiring 02/23/10	JPMorgan Chase & Co.	EUR	882,000	1,248,285	1,222,829	25,456
Expiring 02/22/10	Goldman Sachs Group LP	EUR	220,600	311,335	305,847	5,488
Expiring 02/22/10	Citibank NA	EUR	319,600	451,464	443,103	8,361
Expiring 02/22/10	Citibank NA	EUR	319,600	449,618	443,103	6,515
Expiring 02/23/10	Goldman Sachs Group LP	EUR	890,200	1,240,649	1,234,198	6,451
Expiring 02/23/10	UBS AG	EUR	916,137	1,282,500	1,270,157	12,343
Expiring 02/23/10	UBS AG	EUR	892,896	1,245,500	1,237,935	7,565
Expiring 04/06/10	Goldman Sachs Group LP	EUR	266,044	370,400	368,809	1,591
Expiring 02/23/10	UBS AG	EUR	896,740	1,245,500	1,243,265	2,235
Expiring 02/23/10	Citibank NA	EUR	890,499	1,234,700	1,234,612	88
Hungarian Forint,
Expiring 02/22/10	Citibank NA	HUF	198,348,545	1,053,700	1,010,656	43,044
Expiring 02/22/10	Citibank NA	HUF	174,994,615	899,908	891,659	8,249
Indonesian Ruapiah,
Expiring 03/15/10	UBS AG	IDR	5,531,146,960	572,227	586,993	(14,766)
Expiring 04/06/10	UBS AG	IDR	3,540,667,200	378,600	374,043	4,557
Japanese Yen,
Expiring 04/06/10	UBS AG	JPY	34,141,575	368,600	378,334	(9,734)
Expiring 04/06/10	Citibank NA	JPY	23,058,974	249,200	255,524	(6,324)
Expiring 02/25/10	JPMorgan Chase & Co.	JPY	23,131,727	248,300	256,284	(7,984)
Expiring 02/04/10	JPMorgan Chase & Co.	JPY	23,136,544	248,300	256,321	(8,021)
Expiring 02/23/10	Citibank NA	JPY	45,909,398	504,257	508,641	(4,384)
Expiring 02/23/10	Morgan Stanley	JPY	28,619,683	313,717	317,085	(3,368)
Expiring 02/23/10	JPMorgan Chase & Co.	JPY	57,315,850	624,700	635,017	(10,317)
Mexican Nuevo Peso,
Expiring 02/03/10	UBS AG	MXN	8,140,260	600,000	622,145	(22,145)
Expiring 02/03/10	UBS AG	MXN	14,970,288	1,149,174	1,144,151	5,023

New Turkish Lira,
Expiring 02/01/10	UBS AG	TRY	979,200	600,000	654,218	(54,218)
Expiring 02/01/10	Deutsche Bank AG	TRY	913,475	610,000	610,306	(306)
Expiring 02/26/10	JPMorgan Chase & Co.	TRY	1,892,675	1,258,679	1,259,349	(670)
Expiring 02/01/10	UBS AG	TRY	1,799,746	1,211,135	1,202,436	8,699
Philippine Peso,
Expiring 04/05/10	UBS AG	PHP	3,748,470	79,873	79,973	(100)
Romanian New Lei,
Expiring 03/09/10	Citibank NA	RON	3,964,800	1,356,554	1,327,703	28,851
Russian Rouble,
Expiring 02/17/10	Citibank NA	RUB	29,626,560	996,963	973,341	23,622
Expiring 02/10/10	UBS AG	RUB	15,166,171	520,200	498,718	21,482
Expiring 02/10/10	JPMorgan Chase & Co.	RUB	11,405,914	374,800	375,068	(268)
South African Rand,
Expiring 02/02/10	UBS AG	ZAR	4,972,020	600,000	652,172	(52,172)
Expiring 02/02/10	Goldman Sachs Group LP	ZAR	9,280,381	1,215,114	1,211,621	3,493
Expiring 02/02/10	UBS AG	ZAR	9,147,191	1,213,155	1,199,828	13,327
South Korean Won,
Expiring 02/04/10	UBS AG	KRW	304,718,153	256,500	262,264	(5,764)
Expiring 02/04/10	Morgan Stanley	KRW	948,193,896	823,085	816,088	6,997
Swiss Franc,
Expiring 02/22/10	UBS AG	CHF	327,860	311,400	309,129	2,271

				$46,426,100	$45,974,519	$451,581

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Credit default swap agreements outstanding as of January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
				Gannett Co., Inc.,
Barclays Bank PLC	6/20/2011	$225	5.000%	6.375%, due 04/01/12	$(10,936)	$(4,837)	$(6,099)
				XL Capital Ltd.,
Citibank NA	3/20/2012	600	5.000	5.250%, due 09/15/14	(57,573)	(25,928)	(31,645)
				CBS Corp.,
Citibank, NA	6/20/2014	500	1.000	4.625%, due 5/15/18	7,080	34,447	(27,367)
				Toll Brothers Finance Corp.,
Credit Suisse International	3/20/2015	420	1.000	5.150%, due 05/15/15	12,263	2,522	9,741
				Gannett Co., Inc.,
Deutsche Bank AG	3/20/2012	100	5.000	6.375%, due 04/01/12	(6,348)	(2,344)	(4,004)
				Starwood Hotels & Resorts Holdings, Inc.,
Deutsche Bank AG	6/20/2012	300	5.000	7.875%, due 05/01/12	(27,567)	(7,623)	(19,944)
				Block Financial LLC,
Deutsche Bank AG	12/20/2012	450	1.000	5.125%, due 10/30/14	(5,884)	(4,994)	(890)
				Sealed Air Corp.,
Deutsche Bank AG	6/20/2013	600	1.000	5.625%, due 07/15/13	(4,286)	8,678	(12,964)
				Masco Corp.,
Deutsche Bank AG	9/20/2013	260	1.000	6.125%, due 10/03/16	8,528	8,937	(409)
				R.R. Donnelley & Sons Co.,
Deutsche Bank AG	6/20/2014	600	1.000	4.950%, due 4/01/14	17,921	42,385	(24,464)
				Starwood Hotels & Resorts Holdings, Inc.,
Deutsche Bank AG	3/20/2014	250	7.050	7.875%, due 05/01/12	(52,103)	—	(52,103)
				American International Group, Inc.,
Deutsche Bank AG	3/20/2018	250	3.700	6.250%, due 5/01/36	27,344	—	27,344
				Lennar Corp.,
Goldman Sachs International	12/20/2011	300	1.000	6.500%, 4/15/16	7,951	10,379	(2,428)
				Duke Energy Corp.,
Goldman Sachs International	3/20/2014	350	0.700	5.650%, due 06/15/13	(4,133)	—	(4,133)
				Simon Property Group LP,
Goldman Sachs International	3/20/2014	350	6.600	5.250%, due 12/1/16	(78,553)	—	(78,553)
				SLM Corp.,
JPMorgan Chase Bank	6/20/2014	510	5.000	5.125%, due 8/27/12	1,342	87,246	(85,904)
				Embarq Corp.,
JPMorgan Chase Bank	6/20/2016	350	1.500	7.082%, due 06/01/16	(13,516)	—	(13,516)
				R.R. Donnelley & Sons Co.,
JPMorgan Chase Bank	9/20/2016	450	1.000	4.950%, due 04/01/14	28,698	53,090	(24,392)
				Westvaco Corp.,
JPMorgan Chase Bank	9/20/2019	450	1.000	7.950%, due 02/15/31	13,683	8,533	5,150
				Tyson Foods, Inc.,
Merrill Lynch Capital Services	9/20/2016	90	1.730	7.850%, due 04/01/16	4,159	—	4,159
				Arrow Electronics, Inc.,
Morgan Stanley Capital Services	12/20/2019	350	1.000	6.875%, due 06/01/18	13,283	(2,756)	16,039

					$(118,647)	$207,735	$(326,382)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding as of January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premius Paid/ (Received)	Unrealized Appreciation (Depreciation)(c)
Citibank NA(a)	8/10/2019	$1,200	4.034%	3 Month LIBOR	$(58,563)	$—	$(58,563)
Deutsche Bank AG(b)	5/31/2014	2,215	2.513	3 Month LIBOR	3,502	—	3,502
Merrill Lynch Capital Services(a)	1/20/2014	4,000	1.973	3 Month LIBOR	35,485	—	35,485

					$(19,576)	$—	$(19,576)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$5,902,884	$443,806
Bank Loans	—	4,685,354	—
Commercial Mortgage-Backed Securities	—	9,749,662	—
Corporate Bonds	—	43,302,636	—
Emerging Market Bonds	—	2,117,558	—
Foreign Corporate Bonds	—	6,741,503	—
Foreign Government Bonds	—	27,192,003	—
Municipal Bonds	—	2,024,578	—
Outstanding Options Purchased	—	799,709	—
Residential Mortgage-Backed Securities	—	7,630,622	—
Sovereign Bonds	—	5,795,012	—
Structured Note	—	232,626	—
United States Government Obligations	—	4,081,081	—
Affiliated Money Market Mutual Fund	517,349	—	—

	517,349	120,255,228	443,806
Other Financial Instruments*	314,523	(598,917)	—

Total	$831,872	$119,656,311	$443,806

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Balance as of 10/31/09	$—
Realized gain (loss)	—
Earned amortization/accretion	487
Change in unrealized appreciation (depreciation)	(487)
Net purchases (sales)	443,806
Transfers in and/or out of Level 3	—

Balance as of 01/31/10	$443,806

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

Foreign Government Obligations	22.1%
Commercial Mortgage-Backed Securities	7.9
Non Corporate	6.7
Residential Mortgage-Backed Securities	6.2
Banking	5.7
Asset-Backed Securities	5.2
Healthcare & Pharmaceutical	3.4
United States Government Obligations	3.3
Foreign Agency	3.2
Media & Entertainment	3.0
Telecommunications	2.8
Insurance	2.7
Electric	2.6
Non Captive Finance	2.1
Technology	1.9
Municipal Bonds	1.7
Pipelines & Others	1.6
Foods	1.5
Real Estate Investment Trusts	1.5
Capital Goods	1.4
Building Materials & Construction	1.3
Cable	1.3
Tobacco	1.0
Airlines	0.9
Metals	0.9
Chemicals	0.8
Options	0.7
Paper	0.7
Packaging	0.6
Retailers	0.6
Energy—Integrated	0.5
Healthcare Insurance	0.5
Lodging	0.5
Affiliated Money Market Mutual Fund	0.4
Consumer	0.4
Aerospace & Defense	0.2
Energy—Other	0.2
Structured Note	0.2
Automotive	0.1
Brokerage	0.1
Gaming	0.1
Railroad	0.1

98.6
Other assets in excess of liabilities	1.4

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc. (f/k/a Dryden Global Total Return Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.